FINANCE COSTS - Disclosure of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 985	$ 1,357
Accretion on provision for reclamation and rehabilitation [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	262	374
Interest on loans [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	650	834
Interest on lease liabilities [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	73	84
Other financing costs [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 0	$ 65